Sector Regulation and Electricity System Operations - Additional Information (Detail)					12 Months Ended
	Aug. 01, 2021 kW	Jul. 31, 2021 kW	Mar. 21, 2021	Oct. 21, 2015	Dec. 31, 2021 item customer	Dec. 31, 2019	Dec. 31, 2017	May 21, 2021
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Tariff on Generators								29.00%
Maximum Period For Start of Comprehensive Tariff Renegotiation Process					2 years
Average Change in Tariff Readjustment, Percentage			9.00%
Tariff adjustment (as a percent)	3.10%
Energy tariffs per unit | kW	5,176	5,020
Number of Electricity Distribution Companies					8
Number of Electricity Distribution Companies Relating to State					2
Number of Electricity Distribution Companies , Municipal Companies					2
Number of Electricity Distribution Companies , Cooperatives					4
Number of Voltage Levels					2
Number of Products Under Wholesale Market					2
Number of Voltage Levels In Transmission Markets					4
Number of Sub Systems					4
Period of Contract, by Distribution Companies					2 years
Maximum period for start of a comprehensive tariff renegotiation process					2 years
Period for which distribution companies need to be contacted in advance					2 years
Customers for determining Individual tariffs | customer					50,000
Bottom of range [member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Threshold Limit of Stabilized Seasonal Price | kW	300
Non-Conventional Renewable Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)					5.00%
Argentina
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of categories					4
Number of External Agents					2
Number of Concessionaires Operate Maintain Medium And Low Voltage Facilities					8
National demand of energy with renewable sources, percentage				8.00%
Argentina | 2025 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
National demand of energy with renewable sources, percentage				20.00%
Argentina | 2019 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage				12.00%
Argentina | 2021 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage				16.00%
Argentina | 2023 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage				18.00%
Peru
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Notice period for change in conditions					1 year
Period of ordinary tariff reviews (RTO)					4 years
Distribution charges reviewing period					5 years
Colombia
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Distribution charges reviewing period						5 years
Colombia | Top of Range [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Direct or indirect market share, percentage							25.00%